Deferred income	12 Months Ended
Mar. 31, 2024
Disclosure Of Deferred Income [Abstract]
Deferred income
21.	Deferred income

	March 31, 2024	March 31, 2023
Contract liabilities
Current	2,083,932	1,972,483
Non - current	3,053,428	2,323,958

	5,137,360	4,296,441